Redeemable Convertible Preferred Stock - Series I Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended
	Aug. 01, 2023	Jun. 30, 2023	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Temporary Equity [Line Items]
Cumulative dividends			$ 23,013	$ 20,653	$ 16,691	$ 13,084
Bridge Loan
Temporary Equity [Line Items]
Face amount		$ 18,000
Proceeds from convertible debt	$ 1,380	$ 1,886
Series I Preferred Stock
Temporary Equity [Line Items]
Cumulative dividends			$ 528
Dividend rate (in dollars per share)			$ 2.00